GOLDMAN SACHS CONSERVATIVE ALLOCATION FUND

Schedule of Investments

March 31, 2026 (Unaudited)

Shares	Description	Value

Underlying Funds – 92.1%
Dynamic(a) –1.0%
626,306	Goldman Sachs Managed Futures Strategy Fund — Class R6	$ 5,893,540

Equity(a) – 23.9%
1,218,891	Goldman Sachs Large Cap Growth Insights Fund — Class R6	39,601,774
1,587,510	Goldman Sachs Large Cap Value Insights Fund — Class R6	39,338,494
1,650,001	Goldman Sachs International Equity Insights Fund — Class R6	30,607,509
1,033,654	Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	12,124,759
721,795	Goldman Sachs Global Infrastructure Fund — Class R6	10,321,666
306,308	Goldman Sachs Small Cap Equity Insights Fund — Class R6	9,137,181
373,581	Goldman Sachs International Small Cap Insights Fund — Class R6	6,238,806

		147,370,189

Exchange Traded Funds – 25.4%
1,431,090	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	65,543,922
424,097	Goldman Sachs MarketBeta U.S. Equity ETF(a)	37,994,850
336,503	Goldman Sachs MarketBeta International Equity ETF(a)	23,518,195
183,333	Goldman Sachs MarketBeta Emerging Markets Equity ETF(a)	10,723,147
69,535	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	8,700,914
141,235	Goldman Sachs ActiveBeta International Equity ETF(a)	6,091,466
49,119	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	2,121,941
10,039	State Street Health Care Select Sector SPDR ETF	1,471,818
2,526	iShares MSCI Mexico ETF	190,031

		156,356,284

Shares	Description	Value

Underlying Funds – (continued)
Fixed Income(a) – 41.8%
19,751,769	Goldman Sachs Global Core Fixed Income Fund — Class R6	$223,590,026
1,937,162	Goldman Sachs Inflation Protected Securities Fund — Class R6	18,538,641
1,171,560	Goldman Sachs Emerging Markets Debt Fund — Class R6	11,821,043
572,712	Goldman Sachs High Yield Fund — Class R6	3,201,458
78,598	Goldman Sachs High Yield Floating Rate Fund — Class R6	659,436

		257,810,604

TOTAL UNDERLYING FUNDS – 92.1% (Cost $521,348,134)		$567,430,617

Shares	Dividend Rate	Value

Investment Company(a) – 4.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
25,814,834	3.553%	$ 25,814,834
(Cost $25,814,834)

TOTAL INVESTMENTS – 96.3% (Cost $547,162,968)		$593,245,451

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.7%		22,733,891

NET ASSETS – 100.0%		$615,979,342

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	2,078,127	AUD	2,940,000	06/17/26	$52,000
	USD	3,085,801	CHF	2,380,000	06/17/26	83,851
	USD	643,623	DKK	4,110,000	06/17/26	5,151
	USD	11,230,804	EUR	9,600,000	06/17/26	95,133
	USD	4,626,982	GBP	3,460,000	06/17/26	48,409
	USD	602,300	HKD	4,690,000	06/17/26	1,746

GOLDMAN SACHS CONSERVATIVE ALLOCATION FUND

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC (continued)	USD	235,104	ILS	720,000	06/17/26	$5,579
	USD	7,328,516	JPY	1,140,000,000	06/17/26	98,336
	USD	507,553	MXN	9,000,000	06/17/26	8,790
	USD	186,768	NOK	1,800,000	06/17/26	996
	USD	59,526	NZD	100,000	06/17/26	1,903
	USD	1,045,068	SEK	9,525,000	06/17/26	34,947
	USD	450,401	SGD	570,000	06/17/26	4,642

TOTAL						$441,483

FUTURES CONTRACTS — At March 31, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
5 Year U.S. Treasury Notes	59	06/30/26	$6,382,602	$(114,416)
FTSE/JSE Top 40 Index	7	06/18/26	442,167	(6,496)
IFSC NIFTY 50 Index	35	04/28/26	1,573,705	(37,965)
Mini-MDAX Index	9	06/19/26	295,019	(11,315)
MSCI EAFE Index	14	06/19/26	2,030,770	15,763
S&P 500 E-Mini Index	101	06/18/26	33,182,287	(748,907)

TOTAL FUTURES CONTRACTS				$(903,336)

SWAP CONTRACTS — At March 31, 2026, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at March 31, 2026(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX.NA.HY Index 45	(5.000)%	3.856%	06/20/31	$3,040	$140,710	$(146,435)	$287,145
	(5.000)	3.648	12/20/30	—	—	(116)	116

TOTAL					$140,710	$(146,551)	$287,261

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS CONSERVATIVE ALLOCATION FUND

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date#	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation)*

BAES0510 Index	12MEURO+0.000%(a)	BofA Securities LLC	03/17/27	EUR	6,073	$811
BAUS0510 Index	0.000%(a)	BofA Securities LLC	03/17/27	$	6,927	89
SXDR Index	12MEURO+0.340%(b)	JPMorgan Securities, Inc.	08/04/26	EUR	752	58
SXDR Index	12MEURO+.0170%(b)	JPMorgan Securities, Inc.	08/04/26	EUR	504	34

TOTAL						$992

(a)	Payments made monthly.
(b)	Payments made quarterly.
#

The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

*	There are no upfront payments on the swap contracts March 31, 2026. Therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

A basket (BAUS0510) of Swaption

Caption	Security Type	Shares	Value	Weight

ATMF Straddle, 01/28/26	Swaption	—	$—	0.0%
ATMF Straddle, 03/04/26	Swaption	—	—	0.0
ATMF Straddle, 03/11/26	Swaption	—	—	0.0
ATMF Straddle, 12/24/25	Swaption	—	—	0.0
ATMF Straddle, 03/18/26	Swaption	—	—	0.0
ATMF Straddle, 12/17/25	Swaption	—	—	0.0
ATMF Straddle, 11/05/25	Swaption	—	—	0.0
ATMF Straddle, 09/17/25	Swaption	—	—	0.0
ATMF Straddle, 10/29/25	Swaption	—	—	0.0
ATMF Straddle, 03/25/26	Swaption	—	—	0.0
ATMF Straddle, 11/12/25	Swaption	—	—	0.0
ATMF Straddle, 01/14/26	Swaption	—	—	0.0
ATMF Straddle, 12/03/25	Swaption	—	—	0.0
ATMF Straddle, 12/10/25	Swaption	—	—	0.0
ATMF Straddle, 11/26/25	Swaption	—	—	0.0
ATMF Straddle, 10/22/25	Swaption	—	—	0.0
ATMF Straddle, 11/19/25	Swaption	—	—	0.0
ATMF Straddle, 09/24/25	Swaption	—	—	0.0
ATMF Straddle, 10/15/25	Swaption	—	—	0.0
ATMF Straddle, 10/01/25	Swaption	—	—	0.0
ATMF Straddle, 10/08/25	Swaption	—	—	0.0
ATMF Straddle, 09/10/25	Swaption	—	—	0.0
ATMF Straddle, 01/21/26	Swaption	—	—	0.0
ATMF Straddle, 08/27/25	Swaption	—	—	0.0
ATMF Straddle, 09/03/25	Swaption	—	—	0.0
ATMF Straddle, 08/20/25	Swaption	—	—	0.0
ATMF Straddle, 08/13/25	Swaption	—	—	0.0
ATMF Straddle, 08/06/25	Swaption	—	—	0.0
ATMF Straddle, 07/30/25	Swaption	—	—	0.0
ATMF Straddle, 07/23/25	Swaption	—	—	0.0
ATMF Straddle, 07/09/25	Swaption	—	—	0.0
ATMF Straddle, 07/16/25	Swaption	—	—	0.0
ATMF Straddle, 07/02/25	Swaption	—	—	0.0
ATMF Straddle, 02/04/26	Swaption	—	—	0.0
ATMF Straddle, 06/11/25	Swaption	—	—	0.0
ATMF Straddle, 06/25/25	Swaption	—	—	0.0
ATMF Straddle, 06/18/25	Swaption	—	—	0.0
ATMF Straddle, 05/28/25	Swaption	—	—	0.0
ATMF Straddle, 06/04/25	Swaption	—	—	0.0
ATMF Straddle, 05/21/25	Swaption	—	—	0.0
ATMF Straddle, 04/02/25	Swaption	—	—	0.0
ATMF Straddle, 05/14/25	Swaption	—	—	0.0
ATMF Straddle, 04/30/25	Swaption	—	—	0.0

GOLDMAN SACHS CONSERVATIVE ALLOCATION FUND

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (BAUS0510) of Swaption (continued)

Caption	Security Type	Shares	Value	Weight

ATMF Straddle, 04/23/25	Swaption	—	$—	0.0%
ATMF Straddle, 01/07/26	Swaption	—	—	0.0
ATMF Straddle, 04/16/25	Swaption	—	—	0.0
ATMF Straddle, 02/11/26	Swaption	—	—	0.0
ATMF Straddle, 02/18/26	Swaption	—	—	0.0
ATMF Straddle, 02/25/26	Swaption	—	—	0.0
ATMF Straddle, 12/31/25	Swaption	—	—	0.0

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At March 31, 2026, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
XLV Index	BofA Securities LLC	$135.000	06/18/2026	4,693	$63,355,500	$69,114	$51,288	$17,826

Written option contracts
Calls
XLV Index	BofA Securities LLC	146.000	06/18/2026	(4,693)	(68,517,800)	(31,268)	(25,436)	(5,832)

Puts
UBS AG (London)	UBS AG (London)	78.490	04/17/2026	(5,598)	(43,938,702)	(9,216)	(13,564)	4,348

Total written option contracts				(10,291)	$(112,456,502)	$(40,484)	$(39,000)	$(1,484)

TOTAL				(5,598)	$(49,101,002)	$28,630	$12,288	$16,342

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call CHF/Put NOK	MS & Co. Int. PLC	CHF 14.209	06/17/2026	1,029,000	CHF 1,029,000	$256	$19,419	$(19,163)
Call CHF/Put NOK	MS & Co. Int. PLC	14.297	09/16/2026	1,469,000	1,469,000	3,599	25,157	(21,558)
Call CHF/Put NOK	MS & Co. Int. PLC	14.658	12/16/2026	1,554,000	1,554,000	7,000	24,970	(17,970)
Call CHF/Put NOK	MS & Co. Int. PLC	14.016	03/17/2027	1,493,000	1,493,000	22,173	32,244	(10,071)
Call CHF/Put SEK	MS & Co. Int. PLC	13.248	06/17/2026	1,169,000	1,169,000	482	21,860	(21,378)
Call CHF/Put SEK	MS & Co. Int. PLC	13.045	09/16/2026	1,685,000	1,685,000	7,829	25,255	(17,426)
Call CHF/Put SEK	MS & Co. Int. PLC	12.920	12/16/2026	1,772,000	1,772,000	20,386	27,692	(7,306)
Call CHF/Put SEK	MS & Co. Int. PLC	13.176	03/17/2027	1,712,000	1,712,000	22,751	31,029	(8,278)
Call EUR/Put GBP	MS & Co. Int. PLC	0.886	06/11/2026	570,000	570,000	3,411	8,489	(5,078)
Call JPY/Put KRW	MS & Co. Int. PLC	10.883	06/17/2026	89,736,000	89,736,000	647	9,169	(8,522)
Call JPY/Put KRW	MS & Co. Int. PLC	10.589	09/16/2026	135,170,000	135,170,000	5,801	12,296	(6,495)
Call JPY/Put KRW	MS & Co. Int. PLC	10.715	12/16/2026	150,047,000	150,047,000	10,078	12,826	(2,748)
Call JPY/Put KRW	MS & Co. Int. PLC	10.678	03/17/2027	139,725,000	139,725,000	14,289	13,253	1,036
Call USD//Put KRW	MS & Co. Int. PLC	1,642.100	03/17/2027	935,000	935,000	14,860	12,295	2,565
Call USD/Put CAD	MS & Co. Int. PLC	1.425	06/17/2026	3,237,000	3,237,000	6,160	21,429	(15,269)
Call USD/Put CAD	MS & Co. Int. PLC	1.429	09/16/2026	4,720,000	4,720,000	18,861	30,793	(11,932)
Call USD/Put CAD	MS & Co. Int. PLC	1.431	12/16/2026	4,810,000	4,810,000	27,879	29,923	(2,044)

GOLDMAN SACHS CONSERVATIVE ALLOCATION FUND

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Calls (continued)
Call USD/Put CAD	MS & Co. Int. PLC		$1.431	03/17/2027	3,725,000		$3,725,000	$28,250	$30,314	$(2,064)
Call USD/Put CLP	MS & Co. Int. PLC		1,093.270	06/17/2026	1,064,000		1,064,000	1,728	18,363	(16,635)
Call USD/Put CLP	MS & Co. Int. PLC		1,092.440	09/16/2026	1,496,000		1,496,000	8,249	25,834	(17,585)
Call USD/Put CLP	MS & Co. Int. PLC		1,040.580	12/16/2026	2,012,000		2,012,000	29,510	29,321	189
Call USD/Put CLP	MS & Co. Int. PLC		1,050.690	03/17/2027	1,551,000		1,551,000	27,433	29,126	(1,693)
Call USD/Put KRW	MS & Co. Int. PLC		1,493.850	06/17/2026	740,000		740,000	17,085	9,590	7,495
Call USD/Put KRW	MS & Co. Int. PLC		1,581.730	12/16/2026	1,192,000		1,192,000	22,171	12,063	10,108
Call USD/Put MXN	MS & Co. Int. PLC		22.541	06/17/2026	586,000		586,000	441	8,867	(8,426)
Call USD/Put MXN	MS & Co. Int. PLC		21.614	09/15/2026	804,000		804,000	3,693	11,826	(8,133)
Call USD/Put SEK	MS & Co. Int. PLC		10.537	06/17/2026	684,000		684,000	1,120	10,280	(9,160)
Call USD/Put SEK	MS & Co. Int. PLC		10.074	09/16/2026	972,000		972,000	9,763	12,532	(2,769)
Call USD/Put SEK	MS & Co. Int. PLC		10.040	12/16/2026	1,082,000		1,082,000	16,192	12,438	3,754
Call USD/Put SEK	MS & Co. Int. PLC		10.227	03/17/2027	1,926,000		1,926,000	29,239	29,291	(52)

					558,667,000			$381,336	$597,944	$(216,608)

Puts
Put AUD/Call JPY	MS & Co. Int. PLC		81.740	06/17/2026	2,480,000		2,480,000	183	27,566	(27,383)
Put AUD/Call JPY	MS & Co. Int. PLC		86.090	09/16/2026	3,635,000		3,635,000	4,835	36,725	(31,890)
Put AUD/Call JPY	MS & Co. Int. PLC		90.000	12/16/2026	3,640,000		3,640,000	15,257	38,032	(22,775)
Put AUD/Call JPY	MS & Co. Int. PLC		97.950	03/17/2027	3,286,000		3,286,000	47,051	37,964	9,087
Put AUD/Call USD	MS & Co. Int. PLC		0.597	06/17/2026	1,032,000		1,032,000	515	9,512	(8,997)
Put AUD/Call USD	MS & Co. Int. PLC		0.613	09/16/2026	1,486,000		1,486,000	4,317	12,606	(8,289)
Put AUD/Call USD	MS & Co. Int. PLC		0.607	12/16/2026	1,453,000		1,453,000	6,592	12,446	(5,854)
Put CAD/Call JPY	MS & Co. Int. PLC		94.010	06/17/2026	1,252,000		1,252,000	57	13,866	(13,809)
Put CAD/Call JPY	MS & Co. Int. PLC		95.680	09/16/2026	1,885,000		1,885,000	1,442	18,299	(16,857)
Put CAD/Call JPY	MS & Co. Int. PLC		102.300	12/16/2026	2,030,000		2,030,000	9,634	18,285	(8,651)
Put CAD/Call JPY	MS & Co. Int. PLC		104.900	03/17/2027	1,985,000		1,985,000	19,943	21,621	(1,678)
Put NZD/Call JPY	MS & Co. Int. PLC		75.890	06/17/2026	1,295,000		1,295,000	339	13,131	(12,792)
Put NZD/Call JPY	MS & Co. Int. PLC		77.260	09/16/2026	1,938,000		1,938,000	3,506	16,881	(13,375)
Put NZD/Call JPY	MS & Co. Int. PLC		79.800	12/16/2026	2,095,000		2,095,000	10,653	18,903	(8,250)
Put NZD/Call JPY	MS & Co. Int. PLC		82.370	03/17/2027	1,962,000		1,962,000	20,421	19,149	1,272
Put NZD/Call USD	MS & Co. Int. PLC		0.554	06/17/2026	561,000		561,000	2,298	4,844	(2,546)
Put NZD/Call USD	MS & Co. Int. PLC		0.550	09/16/2026	821,000		821,000	5,581	6,089	(508)
Put NZD/Call USD	MS & Co. Int. PLC		0.537	12/16/2026	1,651,000		1,651,000	11,101	12,436	(1,335)
Put NZD/Call USD	MS & Co. Int. PLC		0.540	03/17/2027	1,586,000		1,586,000	14,929	13,030	1,899

					36,073,000			$178,654	$351,385	$(172,731)

Total purchased option contracts					594,740,000			$559,990	$949,329	$(389,339)

Written option contracts
Calls
Call EUR/Put GBP	MS & Co. Int. PLC	EUR	0.908	06/11/2026	(570,000)	EUR	(570,000)	(896)	(3,365)	2,469

TOTAL					594,170,000			$559,094	$945,964	$(386,870)

GOLDMAN SACHS CONSERVATIVE ALLOCATION FUND

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	$6,770.000	04/01/2026	(3)	$(2,031,000)	$(38)	$(6,222)	$6,184
S&P 500 Index	7,125.000	04/01/2026	(2)	(1,425,000)	(5)	(3,304)	3,299
S&P 500 Index	6,695.000	04/02/2026	(3)	(2,008,500)	(390)	(1,941)	1,551
S&P 500 Index	6,625.000	04/06/2026	(3)	(1,987,500)	(7,005)	(3,392)	(3,613)
S&P 500 Index	7,100.000	04/08/2026	(2)	(1,420,000)	(25)	(2,444)	2,419
S&P 500 Index	7,000.000	04/15/2026	(2)	(1,400,000)	(195)	(3,038)	2,843
S&P 500 Index	6,900.000	04/22/2026	(2)	(1,380,000)	(1,470)	(5,210)	3,740

			(17)		$(9,128)	$(25,551)	$16,423

Puts
S&P 500 Index	6,260.000	04/01/2026	(6)	(3,756,000)	(225)	(7,887)	7,662
S&P 500 Index	6,375.000	04/01/2026	(4)	(2,550,000)	(880)	(12,568)	11,688
S&P 500 Index	6,210.000	04/02/2026	(6)	(3,726,000)	(810)	(13,710)	12,900
S&P 500 Index	6,050.000	04/06/2026	(6)	(3,630,000)	(1,425)	(8,010)	6,585
S&P 500 Index	6,275.000	04/15/2026	(4)	(2,510,000)	(16,620)	(18,133)	1,513
S&P 500 Index	6,025.000	04/22/2026	(4)	(2,410,000)	(10,620)	(13,080)	2,460

			(30)		$(30,580)	$(73,388)	$42,808

Total written option contracts			(47)		$(39,708)	$(98,939)	$59,231

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$96.250	06/12/2026	46	$115,000	$15,238	$65,404	$(50,166)
3 Month SOFR	96.625	06/12/2026	59	147,500	4,794	93,062	(88,268)
3 Month SOFR	96.750	06/12/2026	33	82,500	2,269	51,227	(48,958)
3 Month SOFR	97.000	06/12/2026	36	90,000	1,800	23,921	(22,121)
3 Month SOFR	97.125	06/12/2026	41	102,500	1,794	21,093	(19,299)
3 Month SOFR	97.250	06/12/2026	54	135,000	2,025	25,756	(23,731)
3 Month SOFR	96.375	09/11/2026	46	115,000	19,838	66,232	(46,394)
3 Month SOFR	96.500	09/11/2026	84	210,000	28,875	92,565	(63,690)
3 Month SOFR	96.625	09/11/2026	56	140,000	15,750	93,230	(77,480)
3 Month SOFR	97.000	09/11/2026	51	127,500	8,606	39,625	(31,019)
3 Month SOFR	97.250	09/11/2026	42	105,000	5,512	27,382	(21,870)
3 Month SOFR	96.000	12/11/2026	73	182,500	96,725	147,056	(50,331)
3 Month SOFR	96.375	12/11/2026	44	110,000	32,725	68,302	(35,577)
3 Month SOFR	96.500	12/11/2026	142	355,000	87,862	192,278	(104,416)
3 Month SOFR	96.000	03/12/2027	71	177,500	111,825	149,239	(37,414)
3 Month SOFR	96.250	03/12/2027	48	120,000	56,400	96,094	(39,694)
3 Month SOFR	96.500	03/12/2027	80	200,000	69,000	105,157	(36,157)
3 Month SOFR	97.250	03/12/2027	214	535,000	74,900	103,494	(28,594)
3 Month SOFR	96.000	06/11/2027	63	157,500	114,975	135,573	(20,598)
3 Month SOFR	96.250	06/11/2027	48	120,000	68,100	98,494	(30,394)
3 Month SOFR	96.500	06/11/2027	193	482,500	208,681	281,778	(73,097)
3 Month SOFR	96.250	09/10/2027	49	122,500	81,462	99,321	(17,859)

GOLDMAN SACHS CONSERVATIVE ALLOCATION FUND

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Calls (continued)
3 Month SOFR	$96.500	09/10/2027	121	$302,500	$158,813	$193,450	$(34,637)
3 Month SOFR	97.000	09/10/2027	61	152,500	48,419	46,632	1,787
3 Month SOFR	96.375	12/10/2027	71	177,500	117,150	118,922	(1,772)
3 Month SOFR	96.500	12/10/2027	150	375,000	221,250	246,994	(25,744)
3 Month SOFR	96.250	03/10/2028	67	167,500	127,719	131,368	(3,649)
3 Month SOFR	96.375	03/10/2028	132	330,000	226,875	245,959	(19,084)
3 Month SOFR	96.250	06/16/2028	66	165,000	127,462	133,779	(6,317)

TOTAL			2,241	$5,602,500	$2,136,844	$3,193,387	$(1,056,543)

Currency Abbreviations:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
DKK	—Denmark Krone
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
ILS	—Israeli Shekel
JPY	—Japanese Yen
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
USD	—U.S. Dollar

Investment Abbreviations:

ETF	—Exchange Traded Fund
MSCI	—Morgan Stanley Capital International
SPDR	—Standard and Poor’s Depository Receipt

Abbreviations:

BofA Securities LLC	—Bank of America Securities LLC
CDX.NA.HY Ind 45	—CDX North America High Yield Index 45
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
SOFR	—Secured Overnight Financing Rate

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Schedule of Investments

March 31, 2026 (Unaudited)

Shares	Description	Value

Underlying Funds – 92.1%
Equity(a) – 55.5%
2,861,508	Goldman Sachs Large Cap Value Insights Fund — Class R6	$ 70,908,178
2,076,583	Goldman Sachs Large Cap Growth Insights Fund — Class R6	67,468,176
2,777,155	Goldman Sachs International Equity Insights Fund — Class R6	51,516,229
2,546,416	Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	29,869,462
522,933	Goldman Sachs Global Infrastructure Fund — Class R6	7,477,937
212,636	Goldman Sachs Small Cap Equity Insights Fund — Class R6	6,342,943
260,762	Goldman Sachs International Small Cap Insights Fund — Class R6	4,354,716

		237,937,641

Exchange Traded Funds – 36.6%
758,629	Goldman Sachs MarketBeta U.S. Equity ETF(a)	67,965,572
474,559	Goldman Sachs MarketBeta International Equity ETF(a)	33,166,928
369,981	Goldman Sachs MarketBeta Emerging Markets Equity ETF(a)	21,640,189
135,595	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	16,967,002
202,666	Goldman Sachs ActiveBeta International Equity ETF(a)	8,740,985
113,420	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	4,899,744

Shares	Description	Value

Underlying Funds – (continued)
Exchange Traded Funds – (continued)
39,950	iShares U.S. Real Estate ETF	$ 3,777,672

		157,158,092

TOTAL UNDERLYING FUNDS – 92.1% (Cost $307,798,925)		$395,095,733

Shares	Dividend Rate	Value

Investment Company(a) – 3.4%
Goldman Sachs Financial Square Government Fund — Institutional Shares
14,612,570	3.553%	$ 14,612,570
(Cost $14,612,570)

TOTAL INVESTMENTS – 95.5% (Cost $322,411,495)		$409,708,303

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.5%		19,165,901

NET ASSETS – 100.0%		$428,874,204

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	CHF	190,000	USD	239,619	06/17/26	$33
	DKK	180,000	USD	27,956	06/17/26	6
	EUR	750,000	USD	869,956	06/17/26	18
	JPY	83,000,000	USD	526,329	06/17/26	79
	SGD	30,000	USD	23,459	06/17/26	2
	USD	1,031,995	AUD	1,460,000	06/17/26	25,823
	USD	1,491,038	CHF	1,150,000	06/17/26	40,516
	USD	239,597	DKK	1,530,000	06/17/26	1,918
	USD	5,369,728	EUR	4,590,000	06/17/26	45,486
	USD	2,306,805	GBP	1,725,000	06/17/26	24,135
	USD	290,234	HKD	2,260,000	06/17/26	841
	USD	117,552	ILS	360,000	06/17/26	2,789
	USD	3,657,830	JPY	569,000,000	06/17/26	49,082
	USD	98,572	NOK	950,000	06/17/26	525
	USD	23,810	NZD	40,000	06/17/26	761
	USD	526,648	SEK	4,800,000	06/17/26	17,611

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC (continued)	USD	221,250	SGD	280,000	06/17/26	$2,280

TOTAL						$211,905

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	190,000	USD	130,953	06/17/26	$(13)
	GBP	270,000	USD	357,319	06/17/26	(32)
	HKD	300,000	USD	38,429	06/17/26	(14)
	NOK	50,000	USD	5,161	06/17/26	(1)

TOTAL						$(60)

FUTURES CONTRACTS — At March 31, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
MSCI EAFE Index	9	06/19/26	$1,305,495	$(1,548)
S&P 500 E-Mini Index	144	06/18/26	47,309,400	(1,084,776)
S&P Toronto Stock Exchange 60 Index	27	06/18/26	7,405,736	15,639

TOTAL FUTURES CONTRACTS				$(1,070,685)

SWAP CONTRACTS — At March 31, 2026, the Fund had the following swap contracts:

OVER-THE-COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund(a)	Counterparty	Termination Date#	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

BAES0510 Index	12MEURO+0.000%	BofA Securities LLC	03/17/27	EUR 4,300	$574
BAUS0510 Index	0.000%	BofA Securities LLC	03/17/27	$ 4,904	63

TOTAL					$637

(a)	Payments made monthly.
#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
*	There are no upfront payments on the swap contracts March 31, 2026. Therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

A basket (BAUS0510) of Swaption

Caption	Security Type	Shares	Value	Weight

ATMF Straddle, 01/28/26	Swaption	—	$—	0.0%
ATMF Straddle, 03/04/26	Swaption	—	—	0.0
ATMF Straddle, 03/11/26	Swaption	—	—	0.0
ATMF Straddle, 12/24/25	Swaption	—	—	0.0
ATMF Straddle, 03/18/26	Swaption	—	—	0.0
ATMF Straddle, 12/17/25	Swaption	—	—	0.0

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (BAUS0510) of Swaption (continued)

Caption	Security Type	Shares	Value	Weight

ATMF Straddle, 11/05/25	Swaption	—	$—	0.0%
ATMF Straddle, 09/17/25	Swaption	—	—	0.0
ATMF Straddle, 10/29/25	Swaption	—	—	0.0
ATMF Straddle, 03/25/26	Swaption	—	—	0.0
ATMF Straddle, 11/12/25	Swaption	—	—	0.0
ATMF Straddle, 01/14/26	Swaption	—	—	0.0
ATMF Straddle, 12/03/25	Swaption	—	—	0.0
ATMF Straddle, 12/10/25	Swaption	—	—	0.0
ATMF Straddle, 11/26/25	Swaption	—	—	0.0
ATMF Straddle, 10/22/25	Swaption	—	—	0.0
ATMF Straddle, 11/19/25	Swaption	—	—	0.0
ATMF Straddle, 09/24/25	Swaption	—	—	0.0
ATMF Straddle, 10/15/25	Swaption	—	—	0.0
ATMF Straddle, 10/01/25	Swaption	—	—	0.0
ATMF Straddle, 10/08/25	Swaption	—	—	0.0
ATMF Straddle, 09/10/25	Swaption	—	—	0.0
ATMF Straddle, 01/21/26	Swaption	—	—	0.0
ATMF Straddle, 08/27/25	Swaption	—	—	0.0
ATMF Straddle, 09/03/25	Swaption	—	—	0.0
ATMF Straddle, 08/20/25	Swaption	—	—	0.0
ATMF Straddle, 08/13/25	Swaption	—	—	0.0
ATMF Straddle, 08/06/25	Swaption	—	—	0.0
ATMF Straddle, 07/30/25	Swaption	—	—	0.0
ATMF Straddle, 07/23/25	Swaption	—	—	0.0
ATMF Straddle, 07/09/25	Swaption	—	—	0.0
ATMF Straddle, 07/16/25	Swaption	—	—	0.0
ATMF Straddle, 07/02/25	Swaption	—	—	0.0
ATMF Straddle, 02/04/26	Swaption	—	—	0.0
ATMF Straddle, 06/11/25	Swaption	—	—	0.0
ATMF Straddle, 06/25/25	Swaption	—	—	0.0
ATMF Straddle, 06/18/25	Swaption	—	—	0.0
ATMF Straddle, 05/28/25	Swaption	—	—	0.0
ATMF Straddle, 06/04/25	Swaption	—	—	0.0
ATMF Straddle, 05/21/25	Swaption	—	—	0.0
ATMF Straddle, 04/02/25	Swaption	—	—	0.0
ATMF Straddle, 05/14/25	Swaption	—	—	0.0
ATMF Straddle, 04/30/25	Swaption	—	—	0.0
ATMF Straddle, 04/23/25	Swaption	—	—	0.0
ATMF Straddle, 01/07/26	Swaption	—	—	0.0
ATMF Straddle, 04/16/25	Swaption	—	—	0.0
ATMF Straddle, 02/11/26	Swaption	—	—	0.0
ATMF Straddle, 02/18/26	Swaption	—	—	0.0
ATMF Straddle, 02/25/26	Swaption	—	—	0.0
ATMF Straddle, 12/31/25	Swaption	—	—	0.0

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At March 31, 2026, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call CHF/Put EK	MS & Co. Int. PLC	CHF 13.176	03/17/2027	811,000	CHF 811,000	$10,777	$14,699	$(3,922)
Call CHF/Put NOK	MS & Co. Int. PLC	14.209	06/17/2026	950,000	950,000	236	17,928	(17,692)
Call CHF/Put NOK	MS & Co. Int. PLC	14.297	09/16/2026	1,861,000	1,861,000	4,559	31,870	(27,311)
Call CHF/Put NOK	MS & Co. Int. PLC	14.658	12/16/2026	1,730,000	1,730,000	7,793	27,798	(20,005)
Call CHF/Put NOK	MS & Co. Int. PLC	14.016	03/17/2027	708,000	708,000	10,514	15,290	(4,776)

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Calls (continued)
Call CHF/Put SEK	MS & Co. Int. PLC	13.248	06/17/2026	1,079,000	1,079,000	$445	$20,177	$(19,732)
Call CHF/Put SEK	MS & Co. Int. PLC	13.045	09/16/2026	2,136,000	2,136,000	9,924	32,015	(22,091)
Call CHF/Put SEK	MS & Co. Int. PLC	12.920	12/16/2026	1,973,000	1,973,000	22,698	30,833	(8,135)
Call JPY/Put KRW	MS & Co. Int. PLC	JPY 10.883	06/17/2026	82,810,000	JPY 82,810,000	597	8,462	(7,865)
Call JPY/Put KRW	MS & Co. Int. PLC	10.589	09/16/2026	171,282,000	171,282,000	7,351	15,582	(8,231)
Call JPY/Put KRW	MS & Co. Int. PLC	10.715	12/16/2026	167,028,000	167,028,000	11,218	14,277	(3,059)
Call JPY/Put KRW	MS & Co. Int. PLC	10.678	03/17/2027	66,233,000	66,233,000	6,773	6,282	491
Call USD/Put CAD	MS & Co. Int. PLC	1.425	06/17/2026	2,987,000	2,987,000	5,684	19,774	(14,090)
Call USD/Put CAD	MS & Co. Int. PLC	1.429	09/16/2026	5,980,000	5,980,000	23,896	39,014	(15,118)
Call USD/Put CAD	MS & Co. Int. PLC	1.431	12/16/2026	5,354,000	5,354,000	31,032	33,307	(2,275)
Call USD/Put CAD	MS & Co. Int. PLC	1.431	03/17/2027	1,766,000	1,766,000	13,393	14,372	(979)
Call USD/Put CLP	MS & Co. Int. PLC	1,093.270	06/17/2026	982,000	982,000	1,595	16,947	(15,352)
Call USD/Put CLP	MS & Co. Int. PLC	1,092.440	09/16/2026	1,896,000	1,896,000	10,455	32,742	(22,287)
Call USD/Put CLP	MS & Co. Int. PLC	1,040.580	12/16/2026	2,240,000	2,240,000	32,854	32,644	210
Call USD/Put CLP	MS & Co. Int. PLC	1,050.690	03/17/2027	735,000	735,000	13,000	13,803	(803)
Call USD/Put KRW	MS & Co. Int. PLC	1,493.850	06/17/2026	683,000	683,000	15,769	8,852	6,917
Call USD/Put KRW	MS & Co. Int. PLC	1,581.730	12/16/2026	1,326,000	1,326,000	24,663	13,419	11,244
Call USD/Put KRW	MS & Co. Int. PLC	1,642.100	03/17/2027	443,000	443,000	7,041	5,825	1,216
Call USD/Put MXN	MS & Co. Int. PLC	22.541	06/17/2026	541,000	541,000	407	8,186	(7,779)
Call USD/Put MXN	MS & Co. Int. PLC	21.614	09/15/2026	1,019,000	1,019,000	4,680	14,988	(10,308)
Call USD/Put SEK	MS & Co. Int. PLC	10.537	06/17/2026	631,000	631,000	1,034	9,484	(8,450)
Call USD/Put SEK	MS & Co. Int. PLC	10.074	09/16/2026	1,232,000	1,232,000	12,374	15,884	(3,510)
Call USD/Put SEK	MS & Co. Int. PLC	10.040	12/16/2026	1,204,000	1,204,000	18,018	13,840	4,178
Call USD/Put SEK	MS & Co. Int. PLC	10.227	03/17/2027	913,000	913,000	13,860	13,885	(25)

				528,533,000		$322,640	$542,179	$(219,539)

Puts
Put AUD/Call JPY	MS & Co. Int. PLC	81.740	06/17/2026	2,289,000	2,289,000	169	25,443	(25,274)
Put AUD/Call JPY	MS & Co. Int. PLC	86.090	09/16/2026	4,606,000	4,606,000	6,127	46,535	(40,408)
Put AUD/Call JPY	MS & Co. Int. PLC	90.000	12/16/2026	4,052,000	4,052,000	16,984	42,337	(25,353)
Put AUD/Call JPY	MS & Co. Int. PLC	97.950	03/17/2027	1,557,000	1,557,000	22,294	17,988	4,306
Put AUD/Call USD	MS & Co. Int. PLC	0.597	06/17/2026	953,000	953,000	475	8,784	(8,309)
Put AUD/Call USD	MS & Co. Int. PLC	0.613	09/16/2026	1,883,000	1,883,000	5,471	15,974	(10,503)
Put AUD/Call USD	MS & Co. Int. PLC	0.607	12/16/2026	1,618,000	1,618,000	7,341	13,860	(6,519)
Put CAD/Call JPY	MS & Co. Int. PLC	94.010	06/17/2026	1,155,000	1,155,000	53	12,792	(12,739)
Put CAD/Call JPY	MS & Co. Int. PLC	95.680	09/16/2026	2,389,000	2,389,000	1,827	23,192	(21,365)
Put CAD/Call JPY	MS & Co. Int. PLC	102.300	12/16/2026	2,260,000	2,260,000	10,727	20,356	(9,629)
Put CAD/Call JPY	MS & Co. Int. PLC	104.900	03/17/2027	941,000	941,000	9,454	10,250	(796)
Put NZD/Call JPY	MS & Co. Int. PLC	75.890	06/17/2026	1,195,000	1,195,000	312	12,116	(11,804)
Put NZD/Call JPY	MS & Co. Int. PLC	77.260	09/16/2026	2,456,000	2,456,000	4,443	21,393	(16,950)
Put NZD/Call JPY	MS & Co. Int. PLC	79.800	12/16/2026	2,333,000	2,333,000	11,863	21,050	(9,187)
Put NZD/Call JPY	MS & Co. Int. PLC	82.370	03/17/2027	930,000	930,000	9,679	9,077	602
Put NZD/Call USD	MS & Co. Int. PLC	0.554	06/17/2026	518,000	518,000	2,122	4,473	(2,351)
Put NZD/Call USD	MS & Co. Int. PLC	0.550	09/16/2026	1,041,000	1,041,000	7,077	7,721	(644)
Put NZD/Call USD	MS & Co. Int. PLC	0.537	12/16/2026	1,838,000	1,838,000	12,359	13,845	(1,486)
Put NZD/Call USD	MS & Co. Int. PLC	0.540	03/17/2027	752,000	752,000	7,078	6,178	900

				34,766,000		$135,855	$333,364	$(197,509)

Total purchased option contracts				563,299,000		$458,495	$875,543	$(417,048)

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	$6,770.000	04/01/2026	(3)	$(2,031,000)	$(38)	$(6,222)	$6,184
S&P 500 Index	7,125.000	04/01/2026	(2)	(1,425,000)	(5)	(3,304)	3,299
S&P 500 Index	6,695.000	04/02/2026	(3)	(2,008,500)	(390)	(1,941)	1,551
S&P 500 Index	6,625.000	04/06/2026	(3)	(1,987,500)	(7,005)	(3,392)	(3,613)
S&P 500 Index	7,100.000	04/08/2026	(2)	(1,420,000)	(25)	(2,444)	2,419
S&P 500 Index	7,000.000	04/15/2026	(2)	(1,400,000)	(195)	(3,038)	2,843
S&P 500 Index	6,900.000	04/22/2026	(2)	(1,380,000)	(1,470)	(5,210)	3,740

			(17)		$(9,128)	$(25,551)	$16,423

Puts
S&P 500 Index	6,260.000	04/01/2026	(6)	(3,756,000)	(225)	(7,887)	7,662
S&P 500 Index	6,375.000	04/01/2026	(4)	(2,550,000)	(880)	(12,568)	11,688
S&P 500 Index	6,210.000	04/02/2026	(6)	(3,726,000)	(810)	(13,710)	12,900
S&P 500 Index	6,050.000	04/06/2026	(6)	(3,630,000)	(1,425)	(8,010)	6,585
S&P 500 Index	6,275.000	04/15/2026	(4)	(2,510,000)	(16,620)	(18,133)	1,513
S&P 500 Index	6,025.000	04/22/2026	(4)	(2,410,000)	(10,620)	(13,080)	2,460

			(30)		$(30,580)	$(73,388)	$42,808

Total written option contracts			(47)		$(39,708)	$(98,939)	$59,231

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$96.250	06/12/2026	42	$105,000	$13,913	$59,716	$(45,803)
3 Month SOFR	96.625	06/12/2026	36	90,000	2,925	56,784	(53,859)
3 Month SOFR	96.750	06/12/2026	111	277,500	7,631	200,195	(192,564)
3 Month SOFR	97.000	06/12/2026	30	75,000	1,500	19,934	(18,434)
3 Month SOFR	97.125	06/12/2026	77	192,500	3,369	36,238	(32,869)
3 Month SOFR	97.250	06/12/2026	44	110,000	1,650	20,986	(19,336)
3 Month SOFR	96.375	09/11/2026	42	105,000	18,113	60,472	(42,359)
3 Month SOFR	96.500	09/11/2026	158	395,000	54,313	153,410	(99,097)
3 Month SOFR	96.625	09/11/2026	34	85,000	9,563	56,604	(47,041)
3 Month SOFR	97.000	09/11/2026	42	105,000	7,088	32,632	(25,544)
3 Month SOFR	97.250	09/11/2026	34	85,000	4,463	22,167	(17,704)
3 Month SOFR	96.000	12/11/2026	60	150,000	79,500	120,868	(41,368)
3 Month SOFR	96.375	12/11/2026	39	97,500	29,006	60,540	(31,534)
3 Month SOFR	96.500	12/11/2026	203	507,500	125,606	239,423	(113,817)
3 Month SOFR	96.000	03/12/2027	58	145,000	91,350	121,914	(30,564)
3 Month SOFR	96.250	03/12/2027	39	97,500	45,825	78,076	(32,251)
3 Month SOFR	96.500	03/12/2027	151	377,500	130,238	174,283	(44,045)
3 Month SOFR	97.250	03/12/2027	204	510,000	71,400	98,537	(27,137)
3 Month SOFR	96.000	06/11/2027	52	130,000	94,900	111,902	(17,002)
3 Month SOFR	96.250	06/11/2027	39	97,500	55,331	80,026	(24,695)
3 Month SOFR	96.500	06/11/2027	257	642,500	277,881	344,504	(66,623)
3 Month SOFR	96.250	09/10/2027	40	100,000	66,500	81,078	(14,578)

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Calls (continued)
3 Month SOFR	$96.500	09/10/2027	115	$287,500	$150,938	$183,038	$(32,100)
3 Month SOFR	97.000	09/10/2027	69	172,500	54,769	52,748	2,021
3 Month SOFR	96.375	12/10/2027	79	197,500	130,350	132,322	(1,972)
3 Month SOFR	96.500	12/10/2027	143	357,500	210,925	234,380	(23,455)
3 Month SOFR	96.250	03/10/2028	75	187,500	142,969	147,053	(4,084)
3 Month SOFR	96.375	03/10/2028	125	312,500	214,844	232,008	(17,164)
3 Month SOFR	96.250	06/16/2028	74	185,000	142,913	149,995	(7,082)

TOTAL			2,472	$6,180,000	$2,239,773	$3,361,833	$(1,122,060)

Currency Abbreviations:

AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
DKK	—Denmark Krone
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
ILS	—Israeli Shekel
JPY	—Japanese Yen
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
USD	—U.S. Dollar

Investment Abbreviations:

ETF	—Exchange Traded Fund

Abbreviations:

MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
SOFR	—Secured Overnight Financing Rate

GOLDMAN SACHS MODERATE ALLOCATION FUND

Schedule of Investments

March 31, 2026 (Unaudited)

Shares	Description	Value

Underlying Funds – 92.9%
Dynamic(a) – 0.9%
1,019,811	Goldman Sachs Managed Futures Strategy Fund — Class R6	$ 9,596,423

Equity(a) – 34.2%
4,139,359	Goldman Sachs Large Cap Value Insights Fund — Class R6	102,573,310
3,066,941	Goldman Sachs Large Cap Growth Insights Fund — Class R6	99,644,908
4,312,543	Goldman Sachs International Equity Insights Fund — Class R6	79,997,686
2,970,596	Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	34,845,089
1,274,272	Goldman Sachs Global Infrastructure Fund — Class R6	18,222,086
602,777	Goldman Sachs Small Cap Equity Insights Fund — Class R6	17,980,855
651,839	Goldman Sachs International Small Cap Insights Fund — Class R6	10,885,712

		364,149,646

Exchange Traded Funds – 32.5%
1,272,115	Goldman Sachs MarketBeta U.S. Equity ETF(a)	113,968,783
1,865,270	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	85,429,366
905,257	Goldman Sachs MarketBeta International Equity ETF(a)	63,268,412
489,215	Goldman Sachs MarketBeta Emerging Markets Equity ETF(a)	28,614,185
223,124	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	27,919,506
396,507	Goldman Sachs ActiveBeta International Equity ETF(a)	17,101,347
176,202	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	7,611,926
17,067	State Street Health Care Select Sector SPDR ETF	2,502,193
3,887	iShares MSCI Mexico ETF	292,419

		346,708,137

Shares	Description	Value

Underlying Funds – (continued)
Fixed Income(a) – 25.3%
18,301,015	Goldman Sachs Global Core Fixed Income Fund — Class R6	$207,167,485
3,410,744	Goldman Sachs Inflation Protected Securities Fund — Class R6	32,640,819
2,292,052	Goldman Sachs Emerging Markets Debt Fund — Class R6	23,126,805
995,808	Goldman Sachs High Yield Fund — Class R6	5,566,566
147,374	Goldman Sachs High Yield Floating Rate Fund — Class R6	1,236,471

		269,738,146

TOTAL UNDERLYING FUNDS – 92.9% (Cost $846,854,342)		$ 990,192,352

Shares	Dividend Rate	Value

Investment Company(a) – 2.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
27,517,067	3.553%	$ 27,517,067
(Cost $27,517,067)

TOTAL INVESTMENTS – 95.5% (Cost $874,371,409)		$1,017,709,419

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.5%		47,694,702

NET ASSETS – 100.0%		$1,065,404,121

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	3,244,423	AUD	4,590,000	06/17/26	$81,183
	USD	4,810,219	CHF	3,710,000	06/17/26	130,708
	USD	1,003,801	DKK	6,410,000	06/17/26	8,034
	USD	17,513,035	EUR	14,970,000	06/17/26	148,348
	USD	7,221,301	GBP	5,400,000	06/17/26	75,552
	USD	938,765	HKD	7,310,000	06/17/26	2,722
	USD	378,779	ILS	1,160,000	06/17/26	8,988

GOLDMAN SACHS MODERATE ALLOCATION FUND

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC (continued)	USD	11,436,342	JPY	1,779,000,000	06/17/26	$153,456
	USD	846,359	MXN	15,000,000	06/17/26	15,087
	USD	295,716	NOK	2,850,000	06/17/26	1,576
	USD	89,289	NZD	150,000	06/17/26	2,855
	USD	1,629,318	SEK	14,850,000	06/17/26	54,485
	USD	703,258	SGD	890,000	06/17/26	7,248

TOTAL						$690,242

FUTURES CONTRACTS — At March 31, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
5 Year U.S. Treasury Notes	34	06/30/26	$3,678,109	$(66,200)
FTSE/JSE Top 40 Index	12	06/18/26	758,001	(11,137)
IFSC NIFTY 50 Index	30	04/28/26	1,348,890	(32,542)
Mini-MDAX Index	16	06/19/26	524,479	(20,164)
MSCI EAFE Index	25	06/19/26	3,626,375	28,138
S&P 500 E-Mini Index	188	06/18/26	61,765,050	(1,412,461)

TOTAL FUTURES CONTRACTS				$(1,514,366)

SWAP CONTRACTS — At March 31, 2026, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund	Credit Spread at March 31, 2026	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX.NA.HY Index 45	(5.000)%	3.856%	06/20/31	$5,230	$242,078	$(249,340)	$491,418
	(5.000)	3.648	12/20/30	—	—	(205)	205

TOTAL					$242,078	$(249,545)	$491,623

GOLDMAN SACHS MODERATE ALLOCATION FUND

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date#	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation)*

BAES0510 Index	12M EURO+0.000%(a)	BofA Securities LLC	03/17/27	EUR	10,637	$1,421
BAUS0510 Index	12M EURO+0.000%(a)	BofA Securities LLC	03/17/27		$12,131	213
SXDR Index	12M EURO+0.340%(b)	JPMorgan Securities, Inc.	08/04/26	EUR	1,335	103

TOTAL						$1,737

(a)	Payments made monthly.
(b)	Payments made quarterly.
#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
*	There are no upfront payments on the swap contracts March 31, 2026. Therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

A basket (BAUS0510) of Swaption
Caption	Security Type	Shares	Value	Weight

ATMF Straddle, 01/28/26	Swaption	—	$—	0.0%
ATMF Straddle, 03/04/26	Swaption	—	—	0.0
ATMF Straddle, 03/11/26	Swaption	—	—	0.0
ATMF Straddle, 12/24/25	Swaption	—	—	0.0
ATMF Straddle, 03/18/26	Swaption	—	—	0.0
ATMF Straddle, 12/17/25	Swaption	—	—	0.0
ATMF Straddle, 11/05/25	Swaption	—	—	0.0
ATMF Straddle, 09/17/25	Swaption	—	—	0.0
ATMF Straddle, 10/29/25	Swaption	—	—	0.0
ATMF Straddle, 03/25/26	Swaption	—	—	0.0
ATMF Straddle, 11/12/25	Swaption	—	—	0.0
ATMF Straddle, 01/14/26	Swaption	—	—	0.0
ATMF Straddle, 12/03/25	Swaption	—	—	0.0
ATMF Straddle, 12/10/25	Swaption	—	—	0.0
ATMF Straddle, 11/26/25	Swaption	—	—	0.0
ATMF Straddle, 10/22/25	Swaption	—	—	0.0
ATMF Straddle, 11/19/25	Swaption	—	—	0.0
ATMF Straddle, 09/24/25	Swaption	—	—	0.0
ATMF Straddle, 10/15/25	Swaption	—	—	0.0
ATMF Straddle, 10/01/25	Swaption	—	—	0.0
ATMF Straddle, 10/08/25	Swaption	—	—	0.0
ATMF Straddle, 09/10/25	Swaption	—	—	0.0
ATMF Straddle, 01/21/26	Swaption	—	—	0.0
ATMF Straddle, 08/27/25	Swaption	—	—	0.0
ATMF Straddle, 09/03/25	Swaption	—	—	0.0
ATMF Straddle, 08/20/25	Swaption	—	—	0.0
ATMF Straddle, 08/13/25	Swaption	—	—	0.0
ATMF Straddle, 08/06/25	Swaption	—	—	0.0
ATMF Straddle, 07/30/25	Swaption	—	—	0.0
ATMF Straddle, 07/23/25	Swaption	—	—	0.0
ATMF Straddle, 07/09/25	Swaption	—	—	0.0
ATMF Straddle, 07/16/25	Swaption	—	—	0.0
ATMF Straddle, 07/02/25	Swaption	—	—	0.0
ATMF Straddle, 02/04/26	Swaption	—	—	0.0
ATMF Straddle, 06/11/25	Swaption	—	—	0.0
ATMF Straddle, 06/25/25	Swaption	—	—	0.0
ATMF Straddle, 06/18/25	Swaption	—	—	0.0
ATMF Straddle, 05/28/25	Swaption	—	—	0.0
ATMF Straddle, 06/04/25	Swaption	—	—	0.0
ATMF Straddle, 05/21/25	Swaption	—	—	0.0
ATMF Straddle, 04/02/25	Swaption	—	—	0.0
ATMF Straddle, 05/14/25	Swaption	—	—	0.0
ATMF Straddle, 04/30/25	Swaption	—	—	0.0
ATMF Straddle, 04/23/25	Swaption	—	—	0.0

GOLDMAN SACHS MODERATE ALLOCATION FUND

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (BAUS0510) of Swaption (continued)
Caption	Security Type	Shares	Value	Weight

ATMF Straddle, 01/07/26	Swaption	—	$—	0.0%
ATMF Straddle, 04/16/25	Swaption	—	—	0.0
ATMF Straddle, 02/11/26	Swaption	—	—	0.0
ATMF Straddle, 02/18/26	Swaption	—	—	0.0
ATMF Straddle, 02/25/26	Swaption	—	—	0.0
ATMF Straddle, 12/31/25	Swaption	—	—	0.0

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At March 31, 2026, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
XLV Index	BofA Securities LLC	$135.000	06/18/2026	8,073	$108,985,500	$118,891	$88,226	$30,665

Written option contracts
Calls
XLV Index	BofA Securities LLC	146.000	06/18/2026	(8,073)	(117,865,800)	(53,789)	(43,756)	(10,033)

Puts
IGV Index	UBS AG	78.490	04/17/2026	(9,937)	(77,995,513)	(16,359)	(24,078)	7,719

Total written option contracts				(18,010)	$(195,861,313)	$(70,148)	$(67,834)	$(2,314)

TOTAL				(9,937)	$(86,875,813)	$48,743	$20,392	$28,351

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call CHF 2,446,000	MS & Co. Int. PLC	CHF 14.016	03/17/2027	2,446,000	CHF 2,446,000	$36,326	$52,825	$(16,499)
Call CHF 2,805,000	MS & Co. Int. PLC	13.176	03/17/2027	2,805,000	2,805,000	37,277	50,840	(13,563)
Call CHF/Put NOK	MS & Co. Int. PLC	14.209	06/17/2026	1,921,000	1,921,000	478	36,252	(35,774)
Call CHF/Put NOK	MS & Co. Int. PLC	14.297	09/16/2026	2,691,000	2,691,000	6,593	46,084	(39,491)
Call CHF/Put NOK	MS & Co. Int. PLC	14.658	12/16/2026	2,626,000	2,626,000	11,829	42,195	(30,366)
Call CHF/Put SEK	MS & Co. Int. PLC	13.248	06/17/2026	2,182,000	2,182,000	901	40,803	(39,902)
Call CHF/Put SEK	MS & Co. Int. PLC	13.045	09/16/2026	3,088,000	3,088,000	14,347	46,284	(31,937)
Call CHF/Put SEK	MS & Co. Int. PLC	12.920	12/16/2026	2,994,000	2,994,000	34,444	46,788	(12,344)
Call EUR/Put GBP	MS & Co. Int. PLC	0.886	06/11/2026	1,000,000	1,000,000	5,985	14,894	(8,909)
Call JPY 228,945,000	MS & Co. Int. PLC	10.678	03/17/2027	228,945,000	228,945,000	23,413	21,715	1,698
Call JPY/Put KRW	MS & Co. Int. PLC	10.883	06/17/2026	167,485,000	167,485,000	1,208	17,114	(15,906)
Call JPY/Put KRW	MS & Co. Int. PLC	10.589	09/16/2026	247,647,000	247,647,000	10,628	22,528	(11,900)
Call JPY/Put KRW	MS & Co. Int. PLC	10.715	12/16/2026	253,495,000	253,495,000	17,025	21,668	(4,643)
Call USD 1,532,000	MS & Co. Int. PLC	1,642.100	03/17/2027	1,532,000	1,532,000	24,348	20,146	4,202
Call USD 2,542,000	MS & Co. Int. PLC	1,050.690	03/17/2027	2,542,000	2,542,000	44,960	47,736	(2,776)
Call USD 3,157,000	MS & Co. Int. PLC	10.227	03/17/2027	3,157,000	3,157,000	47,927	48,012	(85)
Call USD 6,103,000	MS & Co. Int. PLC	1.431	03/17/2027	6,103,000	6,103,000	46,285	49,666	(3,381)
Call USD/Put CAD	MS & Co. Int. PLC	1.425	06/17/2026	6,042,000	6,042,000	11,498	39,998	(28,500)

GOLDMAN SACHS MODERATE ALLOCATION FUND

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Calls (continued)
Call USD/Put CAD	MS & Co. Int. PLC	$1.429	09/16/2026	8,647,000	$8,647,000	$34,553	$56,413	$(21,860)
Call USD/Put CAD	MS & Co. Int. PLC	1.431	12/16/2026	8,126,000	8,126,000	47,098	50,552	(3,454)
Call USD/Put CLP	MS & Co. Int. PLC	1,093.270	06/17/2026	1,987,000	1,987,000	3,227	34,292	(31,065)
Call USD/Put CLP	MS & Co. Int. PLC	1,092.440	09/16/2026	2,742,000	2,742,000	15,120	47,352	(32,232)
Call USD/Put CLP	MS & Co. Int. PLC	1,040.580	12/16/2026	3,400,000	3,400,000	49,868	49,548	320
Call USD/Put KRW	MS & Co. Int. PLC	1,493.850	06/17/2026	1,382,000	1,382,000	31,908	17,911	13,997
Call USD/Put KRW	MS & Co. Int. PLC	1,581.730	12/16/2026	2,013,000	2,013,000	37,442	20,372	17,070
Call USD/Put MXN	MS & Co. Int. PLC	22.541	06/17/2026	1,094,000	1,094,000	823	16,553	(15,730)
Call USD/Put MXN	MS & Co. Int. PLC	21.614	09/15/2026	1,473,000	1,473,000	6,765	21,667	(14,902)
Call USD/Put SEK	MS & Co. Int. PLC	10.537	06/17/2026	1,276,000	1,276,000	2,090	19,178	(17,088)
Call USD/Put SEK	MS & Co. Int. PLC	10.074	09/16/2026	1,782,000	1,782,000	17,898	22,975	(5,077)
Call USD/Put SEK	MS & Co. Int. PLC	10.040	12/16/2026	1,828,000	1,828,000	27,356	21,013	6,343

				974,451,000		$649,620	$1,043,374	$(393,754)

Puts
Put AUD 5,383,000	MS & Co. Int. PLC	97.950	03/17/2027	5,383,000	5,383,000	77,077	62,191	14,886
Put AUD/Call JPY	MS & Co. Int. PLC	81.740	06/17/2026	4,629,000	4,629,000	342	51,453	(51,111)
Put AUD/Call JPY	MS & Co. Int. PLC	86.090	09/16/2026	6,660,000	6,660,000	8,859	67,287	(58,428)
Put AUD/Call JPY	MS & Co. Int. PLC	90.000	12/16/2026	6,149,000	6,149,000	25,773	64,246	(38,473)
Put AUD/Call USD	MS & Co. Int. PLC	0.597	06/17/2026	1,927,000	1,927,000	961	17,762	(16,801)
Put AUD/Call USD	MS & Co. Int. PLC	0.613	09/16/2026	2,723,000	2,723,000	7,911	23,099	(15,188)
Put AUD/Call USD	MS & Co. Int. PLC	0.607	12/16/2026	2,455,000	2,455,000	11,139	21,030	(9,891)
Put CAD 3,253,000	MS & Co. Int. PLC	104.900	03/17/2027	3,253,000	3,253,000	32,682	35,432	(2,750)
Put CAD/Call JPY	MS & Co. Int. PLC	94.010	06/17/2026	2,336,000	2,336,000	107	25,872	(25,765)
Put CAD/Call JPY	MS & Co. Int. PLC	95.680	09/16/2026	3,454,000	3,454,000	2,642	33,531	(30,889)
Put CAD/Call JPY	MS & Co. Int. PLC	102.300	12/16/2026	3,429,000	3,429,000	16,274	30,886	(14,612)
Put NZD 2,599,000	MS & Co. Int. PLC	0.540	03/17/2027	2,599,000	2,599,000	24,464	21,352	3,112
Put NZD 3,215,000	MS & Co. Int. PLC	82.370	03/17/2027	3,215,000	3,215,000	33,462	31,378	2,084
Put NZD/Call JPY	MS & Co. Int. PLC	75.890	06/17/2026	2,417,000	2,417,000	632	24,507	(23,875)
Put NZD/Call JPY	MS & Co. Int. PLC	77.260	09/16/2026	3,551,000	3,551,000	6,424	30,931	(24,507)
Put NZD/Call JPY	MS & Co. Int. PLC	79.800	12/16/2026	3,540,000	3,540,000	18,001	31,941	(13,940)
Put NZD/Call USD	MS & Co. Int. PLC	0.554	06/17/2026	1,047,000	1,047,000	4,289	9,041	(4,752)
Put NZD/Call USD	MS & Co. Int. PLC	0.550	09/16/2026	1,505,000	1,505,000	10,231	11,162	(931)
Put NZD/Call USD	MS & Co. Int. PLC	0.537	12/16/2026	2,790,000	2,790,000	18,760	21,016	(2,256)

				63,062,000		$300,030	$614,117	$(314,087)

Total purchased option contracts				1,037,513,000		$949,650	$1,657,491	$(707,841)

Written option contracts
Calls
Call EUR/Put GBP	MS & Co. Int. PLC	EUR 0.908	06/11/2026	(1,000,000)	EUR (1,000,000)	(1,572)	(5,904)	4,332

TOTAL				1,036,513,000		$948,078	$1,651,587	$(703,509)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	$6,770.000	04/01/2026	(5)	$(3,385,000)	$(62)	$(10,370)	$10,308

GOLDMAN SACHS MODERATE ALLOCATION FUND

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Calls (continued)
S&P 500 Index	$7,125.000	04/01/2026	(3)	$(2,137,500)	$(8)	$(4,957)	$4,949
S&P 500 Index	6,695.000	04/02/2026	(5)	(3,347,500)	(650)	(3,234)	2,584
S&P 500 Index	6,625.000	04/06/2026	(5)	(3,312,500)	(11,675)	(5,654)	(6,021)
S&P 500 Index	7,100.000	04/08/2026	(3)	(2,130,000)	(38)	(3,666)	3,628
S&P 500 Index	7,000.000	04/15/2026	(4)	(2,800,000)	(390)	(6,075)	5,685
S&P 500 Index	6,900.000	04/22/2026	(4)	(2,760,000)	(2,940)	(10,420)	7,480

			(29)		$(15,763)	$(44,376)	$28,613

Puts
S&P 500 Index	6,260.000	04/01/2026	(10)	(6,260,000)	(375)	(13,145)	12,770
S&P 500 Index	6,375.000	04/01/2026	(7)	(4,462,500)	(1,540)	(21,993)	20,453
S&P 500 Index	6,210.000	04/02/2026	(10)	(6,210,000)	(1,350)	(22,850)	21,500
S&P 500 Index	6,050.000	04/06/2026	(10)	(6,050,000)	(2,375)	(13,350)	10,975
S&P 500 Index	6,275.000	04/15/2026	(7)	(4,392,500)	(29,085)	(31,733)	2,648
S&P 500 Index	6,025.000	04/22/2026	(7)	(4,217,500)	(18,585)	(22,890)	4,305

			(51)		$(53,310)	$(125,961)	$72,651

Total written option contracts			(80)		$(69,073)	$(170,337)	$101,264

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$96.250	06/12/2026	92	$230,000	$30,475	$130,807	$(100,332)
3 Month SOFR	96.500	06/12/2026	144	360,000	16,200	149,682	(133,482)
3 Month SOFR	96.625	06/12/2026	80	200,000	6,500	126,186	(119,686)
3 Month SOFR	96.750	06/12/2026	35	87,500	2,406	54,331	(51,925)
3 Month SOFR	97.000	06/12/2026	80	200,000	4,000	53,157	(49,157)
3 Month SOFR	97.125	06/12/2026	68	170,000	2,975	34,983	(32,008)
3 Month SOFR	97.250	06/12/2026	66	165,000	2,475	31,479	(29,004)
3 Month SOFR	96.375	09/11/2026	92	230,000	39,675	132,463	(92,788)
3 Month SOFR	96.500	09/11/2026	284	710,000	97,625	317,944	(220,319)
3 Month SOFR	96.625	09/11/2026	76	190,000	21,375	126,526	(105,151)
3 Month SOFR	97.000	09/11/2026	112	280,000	18,900	87,020	(68,120)
3 Month SOFR	97.250	09/11/2026	51	127,500	6,694	33,250	(26,556)
3 Month SOFR	96.000	12/11/2026	162	405,000	214,651	326,343	(111,692)
3 Month SOFR	96.375	12/11/2026	88	220,000	65,450	136,604	(71,154)
3 Month SOFR	96.500	12/11/2026	359	897,500	222,131	451,266	(229,135)
3 Month SOFR	96.000	03/12/2027	157	392,500	247,275	330,008	(82,733)
3 Month SOFR	96.250	03/12/2027	58	145,000	68,150	116,114	(47,964)
3 Month SOFR	96.500	03/12/2027	288	720,000	248,400	376,414	(128,014)
3 Month SOFR	97.250	03/12/2027	399	997,500	139,650	192,482	(52,832)
3 Month SOFR	96.000	06/11/2027	140	350,000	255,500	301,274	(45,774)
3 Month SOFR	96.250	06/11/2027	58	145,000	82,288	119,014	(36,726)
3 Month SOFR	96.500	06/11/2027	342	855,000	369,787	498,920	(129,133)
3 Month SOFR	96.250	09/10/2027	58	145,000	96,425	117,564	(21,139)
3 Month SOFR	96.500	09/10/2027	226	565,000	296,625	359,243	(62,618)
3 Month SOFR	97.000	09/10/2027	74	185,000	58,737	56,570	2,167

GOLDMAN SACHS MODERATE ALLOCATION FUND

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Calls (continued)
3 Month SOFR	$96.375	12/10/2027	86	$215,000	$141,900	$144,047	$(2,147)
3 Month SOFR	96.500	12/10/2027	279	697,500	411,525	456,497	(44,972)
3 Month SOFR	96.250	03/10/2028	81	202,500	154,406	158,818	(4,412)
3 Month SOFR	96.375	03/10/2028	246	615,000	422,813	455,557	(32,744)
3 Month SOFR	96.250	06/16/2028	80	200,000	154,500	162,157	(7,657)

TOTAL			4,361	$10,902,500	$3,899,513	$6,036,720	$(2,137,207)

Currency Abbreviations:

AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
DKK	—Denmark Krone
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
ILS	—Israeli Shekel
JPY	—Japanese Yen
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
USD	—U.S. Dollar

Investment Abbreviations:

ETF	—Exchange Traded Fund
MSCI	—Morgan Stanley Capital International
SPDR	—Standard and Poor’s Depository Receipt

Abbreviations:

BofA Securities LLC	—Bank of America Securities LLC
CDX.NA.HY Ind 45	—CDX North America High Yield Index 45
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
SOFR	—Secured Overnight Financing Rate

GOLDMAN SACHS GROWTH ALLOCATION FUND

Schedule of Investments

March 31, 2026 (Unaudited)

Shares	Description	Value

Underlying Funds – 92.2%
Dynamic(a) – 0.9%
1,053,803	Goldman Sachs Managed Futures Strategy Fund — Class R6	$ 9,916,286

Equity(a) – 43.9%
5,458,296	Goldman Sachs Large Cap Value Insights Fund — Class R6	135,256,581
4,119,040	Goldman Sachs Large Cap Growth Insights Fund — Class R6	133,827,613
5,878,633	Goldman Sachs International Equity Insights Fund — Class R6	109,048,642
5,168,841	Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	60,630,503
822,788	Goldman Sachs Small Cap Equity Insights Fund — Class R6	24,543,777
1,241,650	Goldman Sachs Global Infrastructure Fund — Class R6	17,755,596
980,055	Goldman Sachs International Small Cap Insights Fund — Class R6	16,366,914

		497,429,626

Exchange Traded Funds – 43.2%
2,005,663	Goldman Sachs MarketBeta U.S. Equity ETF(a)	179,687,348
1,239,326	Goldman Sachs MarketBeta International Equity ETF(a)	86,616,494
1,185,916	Goldman Sachs Access Investment
	Grade Corporate Bond ETF(a)	54,314,953
1,150,861	Goldman Sachs Access U.S. Aggregate Bond ETF(a)	47,553,577
348,173	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	43,566,887
655,788	Goldman Sachs MarketBeta Emerging Markets Equity ETF(a)	38,357,040
529,974	Goldman Sachs ActiveBeta International Equity ETF(a)	22,857,779
330,964	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	14,297,645
18,033	State Street Health Care Select Sector SPDR ETF	2,643,818

Shares	Description	Value

Underlying Funds – (continued)
Exchange Traded Funds – (continued)
2,712	iShares MSCI Mexico ETF	$ 204,024

		490,099,565

Fixed Income(a) – 4.2%
3,988,834	Goldman Sachs Emerging Markets Debt Fund — Class R6	40,247,334
1,133,160	Goldman Sachs High Yield Fund — Class R6	6,334,366
138,212	Goldman Sachs High Yield Floating Rate Fund — Class R6	1,159,601

		47,741,301

TOTAL UNDERLYING FUNDS – 92.2% (Cost $843,868,947)		$1,045,186,778

Shares	Dividend Rate	Value

Investment Company(a) – 3.3%
Goldman Sachs Financial Square Government Fund — Institutional Shares
37,069,355	3.553%	$ 37,069,355
(Cost $37,069,355)

TOTAL INVESTMENTS – 95.5% (Cost $880,938,302)		$1,082,256,133

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.5%		51,544,400

NET ASSETS – 100.0%		$1,133,800,533

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	670,000	USD	461,301	06/17/26	$436
	CHF	650,000	USD	818,622	06/17/26	1,239
	DKK	640,000	USD	99,267	06/17/26	154
	EUR	2,600,000	USD	3,011,577	06/17/26	4,333
	GBP	930,000	USD	1,229,701	06/17/26	956
	JPY	285,000,000	USD	1,804,406	06/17/26	3,139
	NOK	50,000	USD	5,149	06/17/26	11

GOLDMAN SACHS GROWTH ALLOCATION FUND

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC (continued)	NZD	20,000	USD	11,507	06/17/26	$18
	SEK	3,075,000	USD	325,470	06/17/26	632
	SGD	80,000	USD	62,502	06/17/26	60
	USD	3,470,614	AUD	4,910,000	06/17/26	86,843
	USD	5,004,702	CHF	3,860,000	06/17/26	135,993
	USD	809,618	DKK	5,170,000	06/17/26	6,479
	USD	18,074,575	EUR	15,450,000	06/17/26	153,105
	USD	7,769,585	GBP	5,810,000	06/17/26	81,289
	USD	978,576	HKD	7,620,000	06/17/26	2,837
	USD	378,779	ILS	1,160,000	06/17/26	8,988
	USD	12,310,621	JPY	1,915,000,000	06/17/26	165,187
	USD	895,730	MXN	15,875,000	06/17/26	15,967
	USD	326,844	NOK	3,150,000	06/17/26	1,742
	USD	89,289	NZD	150,000	06/17/26	2,855
	USD	1,769,209	SEK	16,125,000	06/17/26	59,163
	USD	734,865	SGD	930,000	06/17/26	7,573

TOTAL						$738,999

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	HKD	1,040,000	USD	133,198	06/17/26	$(26)

FUTURES CONTRACTS — At March 31, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
5 Year U.S. Treasury Notes	37	06/30/26	$4,002,648	$(72,041)
FTSE/JSE Top 40 Index	13	06/18/26	821,167	(12,066)
IFSC NIFTY 50 Index	28	04/28/26	1,258,964	(30,372)
Mini-MDAX Index	16	06/19/26	524,479	(19,727)
MSCI EAFE Index	27	06/19/26	3,916,485	30,391
S&P 500 E-Mini Index	177	06/18/26	58,151,138	(1,278,134)

TOTAL FUTURES CONTRACTS				$(1,381,949)

SWAP CONTRACTS — At March 31, 2026, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at March 31, 2026(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
	(5.000)%	3.856%	06/20/31	$ 5,530	$255,963	$(269,366)	$525,329

GOLDMAN SACHS GROWTH ALLOCATION FUND

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (continued)

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at March 31, 2026(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

CDX.NA.HY Index 45	(5.000)%	3.648%	12/20/30	$—	$—	$(214)	$214

TOTAL					$255,963	$(269,580)	$525,543

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER-THE-COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date#	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

BAES0510 Index	12MEURO+0.000%(a)	BofA Securities LLC	03/17/27	EUR 11,322	$1,512
BAUS0510 Index	0.000%(a)	BofA Securities LLC	03/17/27	$ 12,914	167
SXDR Index	12MEURO+0.340%(b)	JPMorgan Securities, Inc.	08/04/26	EUR 1,412	109
SXDR Index	12MEURO+0.017%(b)	JPMorgan Securities, Inc.	08/04/26	EUR 910	61

TOTAL					$1,849

(a)	Payments made monthly.
(b)	Payments made quarterly.
#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
*	There are no upfront payments on the swap contracts March 31, 2026. Therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

A basket (BAUS0510) of Swaption

Caption	Security Type	Shares	Value	Weight

ATMF Straddle, 01/28/26	Swaption	—	$—	0.0%
ATMF Straddle, 03/04/26	Swaption	—	—	0.0
ATMF Straddle, 03/11/26	Swaption	—	—	0.0
ATMF Straddle, 12/24/25	Swaption	—	—	0.0
ATMF Straddle, 03/18/26	Swaption	—	—	0.0
ATMF Straddle, 12/17/25	Swaption	—	—	0.0
ATMF Straddle, 11/05/25	Swaption	—	—	0.0
ATMF Straddle, 09/17/25	Swaption	—	—	0.0
ATMF Straddle, 10/29/25	Swaption	—	—	0.0
ATMF Straddle, 03/25/26	Swaption	—	—	0.0
ATMF Straddle, 11/12/25	Swaption	—	—	0.0
ATMF Straddle, 01/14/26	Swaption	—	—	0.0
ATMF Straddle, 12/03/25	Swaption	—	—	0.0
ATMF Straddle, 12/10/25	Swaption	—	—	0.0
ATMF Straddle, 11/26/25	Swaption	—	—	0.0
ATMF Straddle, 10/22/25	Swaption	—	—	0.0
ATMF Straddle, 11/19/25	Swaption	—	—	0.0
ATMF Straddle, 09/24/25	Swaption	—	—	0.0
ATMF Straddle, 10/15/25	Swaption	—	—	0.0
ATMF Straddle, 10/01/25	Swaption	—	—	0.0
ATMF Straddle, 10/08/25	Swaption	—	—	0.0
ATMF Straddle, 09/10/25	Swaption	—	—	0.0
ATMF Straddle, 01/21/26	Swaption	—	—	0.0
ATMF Straddle, 08/27/25	Swaption	—	—	0.0
ATMF Straddle, 09/03/25	Swaption	—	—	0.0

GOLDMAN SACHS GROWTH ALLOCATION FUND

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (BAUS0510) of Swaption (continued)

Caption	Security Type	Shares	Value	Weight

ATMF Straddle, 08/20/25	Swaption	—	$—	0.0%
ATMF Straddle, 08/13/25	Swaption	—	—	0.0
ATMF Straddle, 08/06/25	Swaption	—	—	0.0
ATMF Straddle, 07/30/25	Swaption	—	—	0.0
ATMF Straddle, 07/23/25	Swaption	—	—	0.0
ATMF Straddle, 07/09/25	Swaption	—	—	0.0
ATMF Straddle, 07/16/25	Swaption	—	—	0.0
ATMF Straddle, 07/02/25	Swaption	—	—	0.0
ATMF Straddle, 02/04/26	Swaption	—	—	0.0
ATMF Straddle, 06/11/25	Swaption	—	—	0.0
ATMF Straddle, 06/25/25	Swaption	—	—	0.0
ATMF Straddle, 06/18/25	Swaption	—	—	0.0
ATMF Straddle, 05/28/25	Swaption	—	—	0.0
ATMF Straddle, 06/04/25	Swaption	—	—	0.0
ATMF Straddle, 05/21/25	Swaption	—	—	0.0
ATMF Straddle, 04/02/25	Swaption	—	—	0.0
ATMF Straddle, 05/14/25	Swaption	—	—	0.0
ATMF Straddle, 04/30/25	Swaption	—	—	0.0
ATMF Straddle, 04/23/25	Swaption	—	—	0.0
ATMF Straddle, 01/07/26	Swaption	—	—	0.0
ATMF Straddle, 04/16/25	Swaption	—	—	0.0
ATMF Straddle, 02/11/26	Swaption	—	—	0.0
ATMF Straddle, 02/18/26	Swaption	—	—	0.0
ATMF Straddle, 02/25/26	Swaption	—	—	0.0
ATMF Straddle, 12/31/25	Swaption	—	—	0.0

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At March 31, 2026, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
XLV Index	BofA Securities LLC	$135.000	06/18/2026	8,292	$111,942,000	$122,116	$90,620	$31,496

Written option contracts
Calls
XLV Index	BofA Securities LLC	146.000	06/18/2026	(8,292)	(121,063,200)	(55,248)	(44,943)	(10,305)

Puts
UBS AG (London)	MS & Co. Int. PLC	78.490	04/17/2026	(10,538)	(82,712,762)	(17,349)	(25,534)	8,185

Total written option contracts				(18,830)	$(203,775,962)	$(72,597)	$(70,477)	$(2,120)

TOTAL				(10,538)	$(91,833,962)	$49,519	$20,143	$29,376

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call CHF/Put NOK	MS & Co. Int. PLC	CHF14.209	06/17/2026	1,732,000	CHF1,732,000	$431	$32,685	$(32,254)

GOLDMAN SACHS GROWTH ALLOCATION FUND

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Calls (continued)
Call CHF/Put NOK	MS & Co. Int. PLC	14.297	09/16/2026	2,986,000	2,986,000	$7,316	$51,136	$(43,820)
Call CHF/Put NOK	MS & Co. Int. PLC	JPY 10.715	12/16/2026	275,642,000	JPY 275,642,000	18,513	23,561	(5,048)
Call CHF/Put NOK	MS & Co. Int. PLC	14.658	12/16/2026	2,855,000	2,855,000	12,861	45,875	(33,014)
Call CHF/Put NOK	MS & Co. Int. PLC	14.016	03/17/2027	2,755,000	2,755,000	40,915	59,499	(18,584)
Call CHF/Put SEK	MS & Co. Int. PLC	13.248	06/17/2026	1,967,000	1,967,000	812	36,783	(35,971)
Call CHF/Put SEK	MS & Co. Int. PLC	13.045	09/16/2026	3,426,000	3,426,000	15,917	51,350	(35,433)
Call CHF/Put SEK	MS & Co. Int. PLC	12.920	12/16/2026	3,256,000	3,256,000	37,459	50,883	(13,424)
Call CHF/Put SEK	MS & Co. Int. PLC	13.176	03/17/2027	3,160,000	3,160,000	41,994	57,274	(15,280)
Call EUR/Put GBP	MS & Co. Int. PLC	0.886	06/11/2026	1,050,000	1,050,000	6,284	15,639	(9,355)
Call JPY/Put KRW	MS & Co. Int. PLC	10.883	06/17/2026	150,977,000	150,977,000	1,089	15,427	(14,338)
Call JPY/Put KRW	MS & Co. Int. PLC	10.589	09/16/2026	274,790,000	274,790,000	11,793	24,998	(13,205)
Call JPY/Put KRW	MS & Co. Int. PLC	10.678	03/17/2027	257,914,000	257,914,000	26,376	24,463	1,913
Call USD/Put CAD	MS & Co. Int. PLC	1.425	06/17/2026	5,446,000	5,446,000	10,364	36,053	(25,689)
Call USD/Put CAD	MS & Co. Int. PLC	1.429	09/16/2026	9,594,000	9,594,000	38,338	62,591	(24,253)
Call USD/Put CAD	MS & Co. Int. PLC	1.431	12/16/2026	8,836,000	8,836,000	51,213	54,969	(3,756)
Call USD/Put CAD	MS & Co. Int. PLC	1.431	03/17/2027	6,875,000	6,875,000	52,140	55,949	(3,809)
Call USD/Put CLP	MS & Co. Int. PLC	1,093.270	06/17/2026	1,791,000	1,791,000	2,909	30,909	(28,000)
Call USD/Put CLP	MS & Co. Int. PLC	1,092.440	09/16/2026	3,042,000	3,042,000	16,774	52,532	(35,758)
Call USD/Put CLP	MS & Co. Int. PLC	1,040.580	12/16/2026	3,697,000	3,697,000	54,224	53,876	348
Call USD/Put CLP	MS & Co. Int. PLC	1,050.690	03/17/2027	2,863,000	2,863,000	50,638	53,764	(3,126)
Call USD/Put KRW	MS & Co. Int. PLC	1,493.850	06/17/2026	1,245,000	1,245,000	28,745	16,135	12,610
Call USD/Put KRW	MS & Co. Int. PLC	1,581.730	12/16/2026	2,189,000	2,189,000	40,715	22,153	18,562
Call USD/Put KRW	MS & Co. Int. PLC	1,642.100	03/17/2027	1,726,000	1,726,000	27,431	22,697	4,734
Call USD/Put MXN	MS & Co. Int. PLC	22.541	06/17/2026	987,000	987,000	743	14,934	(14,191)
Call USD/Put MXN	MS & Co. Int. PLC	21.614	09/15/2026	1,634,000	1,634,000	7,505	24,035	(16,530)
Call USD/Put SEK	MS & Co. Int. PLC	10.537	06/17/2026	1,150,000	1,150,000	1,884	17,285	(15,401)
Call USD/Put SEK	MS & Co. Int. PLC	10.074	09/16/2026	1,977,000	1,977,000	19,857	25,489	(5,632)
Call USD/Put SEK	MS & Co. Int. PLC	10.040	12/16/2026	1,987,000	1,987,000	29,735	22,841	6,894
Call USD/Put SEK	MS & Co. Int. PLC	10.227	03/17/2027	3,556,000	3,556,000	53,984	54,080	(96)

				1,041,105,000		$708,959	$1,109,865	$(400,906)

Puts
Put AUD/Call JPY	MS & Co. Int. PLC	81.740	06/17/2026	4,173,000	4,173,000	309	46,385	(46,076)
Put AUD/Call JPY	MS & Co. Int. PLC	86.090	09/16/2026	7,390,000	7,390,000	9,830	74,662	(64,832)
Put AUD/Call JPY	MS & Co. Int. PLC	90.000	12/16/2026	6,687,000	6,687,000	28,028	69,868	(41,840)
Put AUD/Call JPY	MS & Co. Int. PLC	97.950	03/17/2027	6,065,000	6,065,000	86,842	70,070	16,772
Put AUD/Call USD	MS & Co. Int. PLC	0.597	06/17/2026	1,737,000	1,737,000	867	16,011	(15,144)
Put AUD/Call USD	MS & Co. Int. PLC	0.613	09/16/2026	3,022,000	3,022,000	8,780	25,636	(16,856)
Put AUD/Call USD	MS & Co. Int. PLC	0.607	12/16/2026	2,670,000	2,670,000	12,114	22,871	(10,757)
Put CAD/Call JPY	MS & Co. Int. PLC	94.010	06/17/2026	2,106,000	2,106,000	97	23,325	(23,228)
Put CAD/Call JPY	MS & Co. Int. PLC	95.680	09/16/2026	3,833,000	3,833,000	2,932	37,210	(34,278)
Put CAD/Call JPY	MS & Co. Int. PLC	102.300	12/16/2026	3,729,000	3,729,000	17,697	33,588	(15,891)
Put CAD/Call JPY	MS & Co. Int. PLC	104.900	03/17/2027	3,665,000	3,665,000	36,821	39,920	(3,099)
Put NZD/Call JPY	MS & Co. Int. PLC	75.890	06/17/2026	2,178,000	2,178,000	569	22,083	(21,514)
Put NZD/Call JPY	MS & Co. Int. PLC	77.260	09/16/2026	3,941,000	3,941,000	7,129	34,328	(27,199)
Put NZD/Call JPY	MS & Co. Int. PLC	79.800	12/16/2026	3,849,000	3,849,000	19,572	34,729	(15,157)
Put NZD/Call JPY	MS & Co. Int. PLC	82.370	03/17/2027	3,622,000	3,622,000	37,698	35,350	2,348
Put NZD/Call USD	MS & Co. Int. PLC	0.554	06/17/2026	944,000	944,000	3,867	8,152	(4,285)
Put NZD/Call USD	MS & Co. Int. PLC	0.550	09/16/2026	1,669,000	1,669,000	11,346	12,378	(1,032)
Put NZD/Call USD	MS & Co. Int. PLC	0.537	12/16/2026	3,033,000	3,033,000	20,394	22,846	(2,452)

GOLDMAN SACHS GROWTH ALLOCATION FUND

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Puts (continued)
Put NZD/Call USD	MS & Co. Int. PLC	0.540	03/17/2027	2,928,000	2,928,000	$27,561	$24,055	$3,506

				67,241,000		$332,453	$653,467	$(321,014)

Total purchased option contracts				1,108,346,000		$1,041,412	$1,763,332	$(721,920)

Written option contracts
Calls
Call EUR/Put GBP	MS & Co. Int. PLC	EUR 0.908	06/11/2026	(1,050,000)	EUR (1,050,000)	(1,651)	(6,199)	4,548

TOTAL				1,107,296,000		$1,039,761	$1,757,133	$(717,372)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	$6,770.000	04/01/2026	(7)	$(4,739,000)	$(88)	$(14,518)	$14,430
S&P 500 Index	7,125.000	04/01/2026	(5)	(3,562,500)	(12)	(8,261)	8,249
S&P 500 Index	6,695.000	04/02/2026	(7)	(4,686,500)	(910)	(4,528)	3,618
S&P 500 Index	6,625.000	04/06/2026	(7)	(4,637,500)	(16,345)	(7,915)	(8,430)
S&P 500 Index	7,100.000	04/08/2026	(5)	(3,550,000)	(62)	(6,109)	6,047
S&P 500 Index	7,000.000	04/15/2026	(5)	(3,500,000)	(488)	(7,595)	7,107
S&P 500 Index	6,900.000	04/22/2026	(5)	(3,450,000)	(3,675)	(13,024)	9,349

			(41)		$(21,580)	$(61,950)	$40,370

Puts
S&P 500 Index	6,260.000	04/01/2026	(14)	(8,764,000)	(525)	(18,404)	17,879
S&P 500 Index	6,375.000	04/01/2026	(10)	(6,375,000)	(2,200)	(31,419)	29,219
S&P 500 Index	6,210.000	04/02/2026	(15)	(9,315,000)	(2,025)	(34,275)	32,250
S&P 500 Index	6,050.000	04/06/2026	(15)	(9,075,000)	(3,562)	(20,025)	16,463
S&P 500 Index	6,275.000	04/15/2026	(11)	(6,902,500)	(45,705)	(49,867)	4,162
S&P 500 Index	6,025.000	04/22/2026	(11)	(6,627,500)	(29,205)	(35,970)	6,765

			(76)		$(83,222)	$(189,960)	$106,738

Total written option contracts			(117)		$(104,802)	$(251,910)	$147,108

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$96.250	06/12/2026	126	$315,000	$41,737	$179,149	$(137,412)
3 Month SOFR	96.500	06/12/2026	168	420,000	18,900	174,629	(155,729)
3 Month SOFR	96.625	06/12/2026	109	272,500	8,856	171,928	(163,072)
3 Month SOFR	96.750	06/12/2026	60	150,000	4,125	93,139	(89,014)
3 Month SOFR	97.000	06/12/2026	86	215,000	4,300	57,144	(52,844)

GOLDMAN SACHS GROWTH ALLOCATION FUND

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Calls (continued)
3 Month SOFR	$97.125	06/12/2026	97	$242,500	$4,244	$49,903	$(45,659)
3 Month SOFR	97.250	06/12/2026	73	182,500	2,738	34,818	(32,080)
3 Month SOFR	96.375	09/11/2026	126	315,000	54,337	181,417	(127,080)
3 Month SOFR	96.500	09/11/2026	368	920,000	126,500	411,934	(285,434)
3 Month SOFR	96.625	09/11/2026	105	262,500	29,531	174,806	(145,275)
3 Month SOFR	97.000	09/11/2026	121	302,500	20,419	94,012	(73,593)
3 Month SOFR	97.250	09/11/2026	57	142,500	7,481	37,161	(29,680)
3 Month SOFR	96.000	12/11/2026	173	432,500	229,225	348,502	(119,277)
3 Month SOFR	96.375	12/11/2026	119	297,500	88,506	184,726	(96,220)
3 Month SOFR	96.500	12/11/2026	450	1,125,000	278,437	573,157	(294,720)
3 Month SOFR	96.000	03/12/2027	168	420,000	264,600	353,129	(88,529)
3 Month SOFR	96.250	03/12/2027	65	162,500	76,375	130,127	(53,752)
3 Month SOFR	96.500	03/12/2027	370	925,000	319,125	484,063	(164,938)
3 Month SOFR	97.250	03/12/2027	475	1,187,500	166,250	229,119	(62,869)
3 Month SOFR	96.000	06/11/2027	149	372,500	271,925	320,642	(48,717)
3 Month SOFR	96.250	06/11/2027	65	162,500	92,218	133,377	(41,159)
3 Month SOFR	96.500	06/11/2027	438	1,095,000	473,588	636,096	(162,508)
3 Month SOFR	96.250	09/10/2027	66	165,000	109,725	133,779	(24,054)
3 Month SOFR	96.500	09/10/2027	268	670,000	351,750	424,650	(72,900)
3 Month SOFR	97.000	09/10/2027	119	297,500	94,456	90,970	3,486
3 Month SOFR	96.375	12/10/2027	138	345,000	227,700	231,144	(3,444)
3 Month SOFR	96.500	12/10/2027	332	830,000	489,700	541,701	(52,001)
3 Month SOFR	96.250	03/10/2028	131	327,500	249,719	256,853	(7,134)
3 Month SOFR	96.375	03/10/2028	292	730,000	501,875	539,222	(37,347)
3 Month SOFR	96.250	06/16/2028	128	320,000	247,200	259,451	(12,251)

TOTAL			5,442	$13,605,000	$4,855,542	$7,530,748	$(2,675,206)

Currency Abbreviations:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
DKK	—Denmark Krone
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
ILS	—Israeli Shekel
JPY	—Japanese Yen
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
USD	—U.S. Dollar

Investment Abbreviations:
ETF	—Exchange Traded Fund
MSCI	—Morgan Stanley Capital International
SPDR	—Standard and Poor’s Depository Receipt

GOLDMAN SACHS GROWTH ALLOCATION FUND

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
BofA Securities LLC	—Bank of America Securities LLC
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
SOFR	—Secured Overnight Financing Rate

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The valuation policy of the Funds and Underlying Funds is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the fund investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds (including Money Market Funds) — Underlying Funds include ETFs and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices, or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of March 31, 2026:

CONSERVATIVE ALLOCATION FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds	$567,430,617	$—	$—
Investment Company	25,814,834	—	—

Total	$593,245,451	$—	$—

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

CONSERVATIVE ALLOCATION FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$441,483	$—
Futures Contracts(a)	15,763	—	—
Credit Default Swap Contracts(a)	—	287,261	—
Total Return Swap Contracts(a)	—	992	—
Purchased Option Contracts	2,136,844	629,104	—

Total	$2,152,607	$1,358,840	$—

Liabilities
Futures Contracts(a)	$(919,099)	$—	$—
Written Option Contracts	(39,708)	(41,380)	—

Total	$(958,807)	$(41,380)	$—

DYNAMIC GLOBAL EQUITY FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds	$395,095,733	$—	$—
Investment Company	14,612,570	—	—

Total	$409,708,303	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$211,905	$—
Futures Contracts(a)	15,639	—	—
Total Return Swap Contracts(a)	—	637	—
Purchased Option Contracts	2,239,773	458,495	—

Total	$2,255,412	$671,037	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(60)	$—
Futures Contracts(a)	(1,086,324)	—	—
Written Option Contracts	(39,708)	—	—

Total	$(1,126,032)	$(60)	$—

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MODERATE ALLOCATION FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds	$990,192,352	$—	$—
Investment Company	27,517,067	—	—

Total	$1,017,709,419	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$690,242	$—
Futures Contracts(a)	28,138	—	—
Credit Default Swap Contracts(a)	—	491,623	—
Total Return Swap Contracts(a)	—	1,737	—
Purchased Option Contracts	3,899,513	1,068,541	—

Total	$3,927,651	$2,252,143	$—

Liabilities
Futures Contracts(a)	$(1,542,504)	$—	$—
Written Option Contracts	(69,073)	(71,720)	—

Total	$(1,611,577)	$(71,720)	$—

GROWTH ALLOCATION FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds	$1,045,186,778	$—	$—
Investment Company	37,069,355	—	—

Total	$1,082,256,133	$—	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$738,999	$—
Futures Contracts(a)	30,391	—	—
Credit Default Swap Contracts(a)	—	525,543	—
Total Return Swap Contracts(a)	—	1,849	—
Purchased Option Contracts	4,855,542	1,163,528	—

Total	$4,885,933	$2,429,919	$—

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GROWTH ALLOCATION FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(26)	$—
Futures Contracts(a)	(1,412,340)	—	—
Written Option Contracts	(104,802)	(74,248)	—

Total	$(1,517,142)	$(74,274)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Asset Allocation Risk — The Funds’ allocations to the various asset classes may cause the Funds to underperform other funds with a similar investment objective.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively, referred to in this paragraph as (“derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the Fund assets (if any) being hedged.

Expenses Risk — By investing in the Underlying Funds indirectly through the Fund, the investor will incur not only a proportionate share of the expenses of the Underlying Funds held by the Fund (including operating costs and investment management fees), but also the expenses of the Fund.

Investments in the Underlying Funds Risk — The investments of a Fund may be concentrated in one or more Underlying Funds (including ETFs and other registered investment companies) subject to statutory limitations prescribed by the Act or exemptive relief or regulations thereunder. The Funds’ investment performance is directly related to the investment performance of the Underlying Funds it holds. The Funds are subject to the risk factors associated with the investments of the Underlying Funds and will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets allocated to each. If a Fund has a relative concentration of its fund in a single Underlying Fund, it may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments. A strategy used by the Underlying Funds may fail to produce the intended results.

Large Shareholder Transactions Risk — A Fund or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund or an Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund or an Underlying Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund or an Underlying Fund to sell fund securities at times when it would not otherwise do so, which

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

may negatively impact a Fund’s or an Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s or the Underlying Fund’s expense ratio. Similarly, large Fund or Underlying Fund share purchases may adversely affect a Fund’s or an Underlying Fund’s performance to the extent that the Fund or the Underlying Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Market and Credit Risks — In the normal course of business, a Fund and an Underlying Fund trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of securities in which a Fund and/or an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund and/or an Underlying Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund and the Underlying Fund have unsettled or open transactions defaults.

Temporary Investments Risk — Although the Funds normally seek to remain substantially invested in the Underlying Funds, the Funds may invest a portion of their assets in high-quality, short-term debt obligations to maintain liquidity, to meet shareholder redemptions and for other short-term cash needs. For temporary defensive purposes during abnormal market or economic conditions, the Funds may invest without limitation in short-term obligations. When the Funds’ assets are invested in such investments, the Funds may not be achieving their investment objective.